PROPERTY, PLANT AND EQUIPMENT - Change in Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Balance, beginning of year	$ 5,484
Balance, end of the year	6,982	$ 5,484
Gains (losses) on revaluation recognised in other comprehensive income, before tax	82	(23)
Revaluation gain (loss) recognised in profit or loss	(26)	(80)
Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Balance, beginning of year	120
Balance, end of the year	196	120
Cost:
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Balance, beginning of year	5,434	10,486
Acquisitions through business combinations	972	0
Additions	768	459
Disposals	(162)	(304)
Foreign currency translation	288	(110)
Reclassification (to) assets held for sale and other	(250)	(439)
Balance, end of the year	7,050	5,434
Cost: | BSREP IV
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Reclassification of BSREP IV investments to assets held for sale	0	4,658
Accumulated fair value changes:
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Balance, beginning of year	1,275	2,027
Revaluation gains (loss), net	56	(103)
Disposals	(35)	0
Foreign currency translation	95	(37)
Reclassification (to) assets held for sale and other	6	(141)
Balance, end of the year	1,397	1,275
Accumulated fair value changes: | BSREP IV
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Reclassification of BSREP IV investments to assets held for sale	0	471
Accumulated depreciation:
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Balance, beginning of year	(1,225)	(1,428)
Depreciation	(256)	(392)
Disposals	34	162
Foreign currency translation	(73)	28
Reclassification (to) assets held for sale and other	55
Reclassification of BSREP IV investments to assets held for sale		(313)
Balance, end of the year	(1,465)	(1,225)
Accumulated depreciation: | BSREP IV
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Reclassification (to) assets held for sale and other		$ 92
Reclassification of BSREP IV investments to assets held for sale	$ 0